Balances and Transactions with Related Parties - Additional Information (Detail) $ in Thousands, $ in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2012 USD ($)	May 31, 2017 CLP ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 CLF ( ) director item	Dec. 31, 2018 CLP ($) director item	Dec. 31, 2017 CLP ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Mar. 28, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Number of members in Board of Directors | director				7	7
Term of service for each director				3 years	3 years
Amounts payable to related parties										$ 157,936,325			$ 119,612,972
Compensation for directors					$ 3,779,308	$ 3,700,042
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts receivable from related parties										0
Amounts payable to related parties										0
Description of compensation transactions				The compensantion consists of paying to each member of the Board of Director a monthly payment in a part to all and eventual event.	The compensantion consists of paying to each member of the Board of Director a monthly payment in a part to all and eventual event.
Compensation for directors					$ 454,471	445,161
Enel Chile Board [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |				216
Enel Chile Board [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |				79.2
Maximum number of sessions for per diem | item				16	16
Chairman [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions				the compensation for the Chairman of the Board will be the double that of a Director	the compensation for the Chairman of the Board will be the double that of a Director
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Description of compensation transactions				Each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended as follows:	Each member will be paid a monthly compensation, one part in a fixed monthly fee and another part dependent on meetings attended as follows:
Compensation for directors					$ 93,054	$ 85,512
Directors Committee [Member] | Monthly Fee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |				72.00
Directors Committee [Member] | Per Diem For Each Meeting
Disclosure Of Transactions Between Related Parties [Line Items]
Compensation for directors |				26.40
Maximum number of sessions for per diem | item				16	16
EGP Chile Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
short-term loans		$ 150,000,000
Marging rate of interest		0.05%
Outstanding debt										0
Enel Finance International NV [Member] | Enel Green Power Del Sur S p A [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Outstanding debt									$ 644	447,431,880		$ 644	395,899,000
Committed amount							$ 650	$ 451,600,500
Percentage of fee on margin						35.00%
Enel Finance International NV [Member] | Enel Green Power Del Sur S p A [Member] | Libor 6M
Disclosure Of Transactions Between Related Parties [Line Items]
Marging rate of interest							4.94%	4.94%
Enel Finance International NV [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Marging rate of interest											1.35%
Outstanding debt									$ 1,453	$ 1,008,208		$ 78	$ 47,950,500
Committed amount	$ 250		$ 50				$ 800
Enel Finance International NV [Member] | Enel Green Power Chile S.A. [Member] | Libor 3M
Disclosure Of Transactions Between Related Parties [Line Items]
Marging rate of interest	2.50%
Enel Finance International NV [Member] | Enel Green Power Chile Ltda. [Member] | Libor 1M
Disclosure Of Transactions Between Related Parties [Line Items]
Marging rate of interest									0.80%	0.80%